Financial Risk Management - Market Risk - Interest rate sensitivity analysis (Details) - Debt securities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Fair value of fixed income portfolio, no change	$ 29,001.2	$ 14,533.6
Interest rate risk
Financial Risk Management
Fair value of fixed income portfolio, 200 basis point increase	27,944.0	13,984.0
Fair value of fixed income portfolio, 100 basis point increase	28,461.5	14,239.6
Fair value of fixed income portfolio, no change	29,001.2	14,533.6
Fair value of fixed income portfolio, 100 basis point decrease	29,616.2	14,900.9
Fair value of fixed income portfolio, 200 basis point decrease	30,289.0	15,327.9
Hypothetical $ change effect on net earnings, 200 basis point increase	(852.9)	(418.4)
Hypothetical $ change effect on net earnings, 100 basis point increase	(435.4)	(224.3)
Hypothetical $ change effect on net earnings, 100 basis point decrease	496.4	280.6
Hypothetical $ change effect on net earnings, 200 basis point decrease	$ 1,039.7	$ 607.5
Hypothetical % change in fair value, 200 basis point increase	(3.70%)	(3.80%)
Hypothetical % change in fair value, 100 basis point increase	(1.90%)	(2.00%)
Hypothetical % change in fair value, 100 basis point decrease	2.10%	2.50%
Hypothetical % change in fair value, 200 basis point decrease	4.40%	5.50%